Plant and Equipment	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Free Share X-Change Limited (Anguilla) [Member]
Property and Equipment

3.	PLANT AND EQUIPMENT

	As of	As of
	September 30, 2019	March 31, 2019

Computer software and hardware	47,610	47,618
Accumulated depreciation	(11,505)	(5,500)
Plant and equipment, net	36,105	42,118

Depreciation expense for the six months ended September 30, 2019 were $4,807, respectively. The depreciation expenses for the six months ended March 31, 2019 is $5,492.

3.	PLANT AND EQUIPMENT

	As of	As of
	March 31, 2019	March 31, 2018

Computer software and hardware	47,618	-
Accumulated depreciation	(5,500)	-
Plant and equipment, net	42,118	-

Depreciation expense for the year ended March 31, 2019 were $5,500, respectively. There were no depreciation expenses for the year ended March 31, 2018.